CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Statements of Comprehensive Income) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Condensed Income Statements, Captions [Line Items]
Net Revenues
Operating expenses:
Sales and marketing	(28,025)	(173,883)	(84,596)	(45,794)	(34)	(214)
General and administrative	(25,192)	(156,309)	(73,190)	(57,784)	(1,914)	(11,875)	(952)	(608)
Write-off of deferred offering expenses	(522)	(3,241)		(6,404)	(522)	(3,241)		(2,230)
Total operating expenses					(2,470)	(15,330)	(952)	(2,838)
Other operating expenses	(730)	(4,527)	(2,678)	(1,821)				(4)
Operating profit	24,097	149,507	59,918	21,112	(2,470)	(15,330)	(952)	(2,842)
Interest income	2,741	17,009	2,058	1,132	1,760	10,920	246
Interest expense	(57)	(356)	(5,407)				(4,712)
Changes in fair value of derivative component of the convertible note			(26,809)				(26,809)
Equity in profits of subsidiaries and VIEs					26,023	161,459	120,741	14,618
Income before income tax	26,600	165,036	29,760	22,244	25,313	157,049	88,514	11,776
Income tax benefit (expense)	(1,287)	(7,987)	76,294	(18,001)			17,540	(7,533)
Net income	25,313	157,049	106,054	4,243	25,313	157,049	106,054	4,243
Other comprehensive income (loss), Foreign currency translation gain (loss)	1,957	12,145	(5,496)	58	1,957	12,145	(5,496)	58
Comprehensive income	$ 27,270	169,194	100,558	4,301	$ 27,270	169,194	100,558	4,301